Statements of Net Assets Available for Benefits - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value	$ 59,895	$ 46,638
Notes receivable from participants	465	347
Net assets available for benefits	$ 60,360	$ 46,985